Property, vessels and equipment, Cost model (Details) $ in Thousands	Dec. 31, 2022 MXN ($) Vessel	Dec. 31, 2021 MXN ($) Vessel
Property, vessels and equipment, cost model [Abstract]
Revalued carrying amounts	$ 780,315	$ 848,955
Revaluation surplus, before taxes	$ 753,439	$ 824,600
Vessels [Member] | Various Bank Loans [Member]
Guarantees [Abstract]
Number of vessels pledged as security | Vessel	3	3
Lands [Member]
Property, vessels and equipment, cost model [Abstract]
Revalued carrying amounts	$ 653,640	$ 715,613
Properties [Member]
Property, vessels and equipment, cost model [Abstract]
Revalued carrying amounts	$ 126,675	$ 133,342